Prospectus Supplement

July 7, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated July 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2021

Active International Allocation Portfolio
China Equity Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Frontier Markets Portfolio
Global Franchise Portfolio
Global Sustain Portfolio
International Equity Portfolio

Shares of the Frontier Markets Portfolio, now known as the Next Gen Emerging Markets Portfolio, are no longer offered under this Prospectus. Accordingly, all references to the Frontier Markets Portfolio and related disclosures in the Prospectus are removed. For more information on the Next Gen Emerging Markets Portfolio, please refer to the prospectus for Next Gen Emerging Markets Portfolio dated June 30, 2021, as may be supplemented from time to time. To obtain the Next Gen Emerging Markets Portfolio's current prospectus, please contact your financial intermediary, call 1-800-548-7786 or visit www.morganstanley.com/im.

Please retain this supplement for future reference.

  IFINGPROSPT 7/21

Statement of Additional Information Supplement

July 7, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated July 7, 2021 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2021

Frontier Markets Portfolio

Shares of the Frontier Markets Portfolio, now known as the Next Gen Emerging Markets Portfolio, are no longer available under this Statement of Additional Information. Accordingly, all references to the Frontier Markets Portfolio and related disclosures in the Statement of Additional Information are removed. For more information on the Next Gen Emerging Markets Portfolio, please refer to the statement of additional information for Next Gen Emerging Markets Portfolio dated June 30, 2021, as may be supplemented from time to time. To obtain the Next Gen Emerging Markets Portfolio's current statement of additional information, please contact your financial intermediary, call 1-800-548-7786 or visit www.morganstanley.com/im.

Please retain this supplement for future reference.